Prepayments and Other Receivables (Details) - Bsset Technology Limited [Member] - USD ($)	Mar. 31, 2024	May 17, 2023	Mar. 28, 2023
Prepayments and Other Receivables [Line Items]
Other receivables		$ 80,010	$ 100,013
Allowance Account Credit for Losses of Financial Asset	$ 2,076